Note 31 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Statement Line Items [Line Items]
Number of credit facility agreements	2
Secured revolving credit facility, facility one [member]
Statement Line Items [Line Items]
Borrowings	$ 70,900,000
Undrawn borrowing facilities	17,800,000
Secured revolving credit facility, facility one [member] | Bitcoin [member]
Statement Line Items [Line Items]
Borrowings	800
Undrawn borrowing facilities	200
Secured revolving credit facility, facility one [member] | USDC [Member]
Statement Line Items [Line Items]
Borrowings		$ 50,000,000
Undrawn borrowing facilities		$ 20,000,000
Secured revolving credit facility, facility two [member] | USDC [Member]
Statement Line Items [Line Items]
Borrowings	205
Undrawn borrowing facilities	$ 40,000,000